WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.4%
Education - 9.8%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Tapestry Charter School Project, Series A	5.000%	8/1/37	$500,000	$484,270
Tapestry Charter School Project, Series A	5.000%	8/1/47	2,040,000	1,879,176
Build NYC Resource Corp., NY, Revenue:
East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	756,325	(a)
Manhattan College Project, Refunding	5.000%	8/1/47	1,500,000	1,521,777
Hempstead Town, NY, Local Development Corp. Revenue:
Hofstra University Project, Refunding	5.000%	7/1/42	1,100,000	1,148,950
Hofstra University Project, Refunding	5.000%	7/1/47	4,000,000	4,155,982
Madison County, NY, Capital Resource Corp. Revenue, Colgate University, Refunding	5.000%	7/1/40	4,000,000	4,079,490
New York State Dormitory Authority Revenue:
New York University, NATL, Series A	5.750%	7/1/27	4,740,000	4,970,450
New York University, Series A, Refunding	5.000%	7/1/43	2,700,000	2,872,279
Non-State Supported Debt, Fordham University	4.000%	7/1/50	5,000,000	4,812,800
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/36	1,115,000	1,213,625
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/40	1,265,000	1,358,424
Non-State Supported Debt, Series C, Refunding	4.000%	7/1/37	986,000	991,605
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	3,125,000	3,426,683
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	540,891
Westchester County, NY, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	1,007,355

Total Education				35,220,082

Health Care - 3.0%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/50	2,750,000	2,845,289
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	949,118

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
New York City, NY, Health & Hospital Corp. Revenue:
Health Systems, Series A, Refunding	4.000%	2/15/45	$1,775,000	$1,734,281
Health Systems, Series A, Refunding	4.000%	2/15/48	880,000	844,364
Oneida County, NY, Local Development Corp. Revenue:
Mohawk Valley Health System Project, Series A, Refunding, AGM	5.000%	12/1/31	1,490,000	1,640,628
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/33	1,200,000	1,222,018
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/46	1,800,000	1,649,781

Total Health Care				10,885,479

Housing - 1.1%
New York City, NY, HDC Revenue, Green Bond, Series A, HUD Section 8	4.600%	8/1/48	4,000,000	4,016,706

Industrial Revenue - 8.1%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,400,000	1,419,225	(a)(b)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	4,000,000	3,720,226
New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for Performing Arts, Inc., Series A, Refunding	4.000%	12/1/33	5,000,000	5,184,812
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,095,000	2,067,799	(a)
Goldman Sachs Headquarters	5.500%	10/1/37	9,000,000	10,324,801
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	1,900,000	1,693,331	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,700,000	1,767,089	(b)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series A, Refunding	4.750%	11/1/42	3,500,000	3,072,326	(a)(b)

Total Industrial Revenue				29,249,609

See Notes to Schedule of Investments.

2	Western Asset New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 0.7%
New York City, NY, TFA, Building Aid Revenue, Fiscal 2015, Series S-1, State Withholding	5.000%	7/15/43	$2,500,000	$2,547,435

Local General Obligation - 1.3%
County of Nassau, NY, GO, General Improvement Bonds, Series B, AGM	5.000%	7/1/45	1,000,000	1,058,643
New York City, NY, GO:
Subseries F-1, Refunding	5.000%	8/1/36	1,000,000	1,157,857
Subseries F-1, Refunding	5.000%	8/1/37	1,000,000	1,146,469
Subseries F-1, Refunding	5.000%	8/1/38	1,000,000	1,138,561

Total Local General Obligation				4,501,530

Other - 2.7%
New York City, NY, TFA, Building Aid Revenue, Series S-1, State Withholding	5.000%	7/15/43	9,000,000	9,587,338

Power - 3.2%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	0.850%	9/1/25	2,500,000	2,342,926	(c)(d)
Series B, Refunding	5.000%	9/1/46	7,000,000	7,241,032
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,500,000	566,250	*(e)
Series A	5.050%	7/1/42	230,000	86,825	*(e)
Series XX	5.250%	7/1/40	2,320,000	875,800	*(e)
Series ZZ, Refunding	—	7/1/18	600,000	225,000	*(f)

Total Power				11,337,833

Pre-Refunded/Escrowed to Maturity - 0.0%††
New York State Dormitory Authority Revenue:
School Districts Financial Program Bonds, Series A, AGM	5.000%	10/1/31	10,000	11,108	(g)
Series B, Refunding	5.000%	2/15/43	10,000	10,927	(g)

Total Pre-Refunded/Escrowed to Maturity				22,035

Solid Waste/Resource Recovery - 1.6%
Rockland County, NY, Solid Waste Management Authority Revenue:
Green Bonds, Series A	4.000%	12/15/41	1,115,000	1,104,682	(b)
Green Bonds, Series A	4.000%	12/15/46	2,500,000	2,394,432	(b)
Green Bonds, Series A	4.000%	12/15/51	2,500,000	2,371,614	(b)

Total Solid Waste/Resource Recovery				5,870,728

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 21.5%
New York City, NY, TFA Future Tax Secured Revenue:
Fiscal 2017	4.000%	5/1/36	$1,500,000	$1,524,133
Series A-3	4.000%	5/1/43	10,000,000	9,904,583
Series B-1	4.000%	11/1/41	14,300,000	14,254,892
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	2,610,000	1,446,794
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1, Series C, Refunding	5.000%	3/15/39	9,500,000	10,168,309
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	9,000,000	9,538,608
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	5,315,000	5,692,809
Series A	5.000%	2/15/42	7,450,000	7,753,003
New York State Urban Development Corp. Revenue:
Personal Income Tax, Series C, Refunding	5.000%	3/15/42	7,030,000	7,458,168
Personal Income Tax, Series C, Refunding	3.000%	3/15/48	1,000,000	779,192
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	720,000	612,313
CAB, Restructured, Series A-1	0.000%	7/1/46	680,000	191,882
Restructured, Series A-1	4.550%	7/1/40	150,000	146,923
Restructured, Series A-1	4.750%	7/1/53	3,300,000	3,152,776
Restructured, Series A-2	4.329%	7/1/40	1,000,000	953,531
Triborough Bridge & Tunnel Authority, NY, Revenue, Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	3,450,000	3,730,890

Total Special Tax Obligation				77,308,806

State General Obligation - 0.6%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	10,006	9,587
CAB, Restructured, Series A-1	0.000%	7/1/33	38,702	23,717
Restructured, Series A-1	5.250%	7/1/23	16,793	16,793
Restructured, Series A-1	5.375%	7/1/25	33,493	34,339
Restructured, Series A-1	5.625%	7/1/27	33,190	34,985
Restructured, Series A-1	5.625%	7/1/29	32,651	35,021
Restructured, Series A-1	5.750%	7/1/31	31,714	34,706

See Notes to Schedule of Investments.

4	Western Asset New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - (continued)
Restructured, Series A-1	4.000%	7/1/33	$30,073	$28,641
Restructured, Series A-1	4.000%	7/1/35	412,032	384,029
Restructured, Series A-1	4.000%	7/1/37	1,470,000	1,323,331
Restructured, Series A-1	4.000%	7/1/41	241,544	210,501
Restructured, Series A-1	4.000%	7/1/46	32,805	27,834
Subseries CW	0.000%	11/1/43	142,024	71,722	(d)

Total State General Obligation				2,235,206

Transportation - 38.7%
Albany County, NY, Airport Authority, Revenue:
Series B, Refunding	5.000%	12/15/24	1,000,000	1,016,189	(b)
Series B, Refunding	5.000%	12/15/25	1,000,000	1,026,634	(b)
Series B, Refunding	5.000%	12/15/26	1,100,000	1,145,391	(b)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	10,000,000	10,441,333
MTA, NY, Hudson Rail Yards Trust Obligations Revenue, Series A	5.000%	11/15/51	2,500,000	2,500,167
MTA, NY, Transportation Revenue:
Green Bonds, Series B, Refunding	5.000%	11/15/26	4,085,000	4,263,653
Green Bonds, Series C-1, Refunding	4.000%	11/15/31	1,500,000	1,506,003
Green Bonds, Series D	4.000%	11/15/48	500,000	468,021
Green Bonds, Series E, Refunding	5.000%	11/15/32	2,250,000	2,479,734
Green Bonds, Series E, Refunding	4.000%	11/15/45	3,000,000	2,840,097
Series A-2	5.000%	5/15/30	4,000,000	4,312,256	(c)(d)
Series B, Refunding	5.000%	11/15/37	285,000	291,745
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.250%	1/1/56	5,000,000	5,162,096
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,455,000	6,710,549	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	4,325,000	4,492,589	(b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/34	900,000	957,403	(b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/36	1,800,000	1,889,574	(b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/38	600,000	578,791	(b)

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2023 Quarterly Report	5

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	$9,615,000	$9,615,472	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,885,000	1,864,916	(b)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	3,925,000	4,196,516
Port Authority of New York & New Jersey Revenue:
Consolidated Series 189, Refunding	5.000%	5/1/45	5,000,000	5,098,952
Consolidated Series 221	4.000%	7/15/45	4,500,000	4,338,987	(b)
Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,345,926	(b)
Consolidated Series 226, Refunding	5.000%	10/15/38	3,500,000	3,763,214	(b)
Series 193, Refunding	5.000%	10/15/32	9,380,000	9,608,372	(b)
Series 193, Refunding	5.000%	10/15/33	10,530,000	10,777,132	(b)
Series 193, Refunding	5.000%	10/15/35	6,665,000	6,795,184	(b)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	170,000	108,349
Restructured, Series A	5.000%	7/1/62	185,000	180,375
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Subordinated Series A, Refunding	0.000%	11/15/29	16,235,000	13,014,625
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	5,000,000	5,295,278
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	7,900,000	8,360,986
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	2,400,000	2,572,717

Total Transportation				139,019,226

Water & Sewer - 5.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/46	4,000,000	4,021,335
Second General Resolution, Series CC	5.000%	6/15/48	5,000,000	5,222,012
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	6,000,000	6,202,588

See Notes to Schedule of Investments.

6	Western Asset New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$1,500,000	$1,459,135	(a)
Western Nassau County, NY, Water Authority Revenue, Green Bonds, Series A	4.000%	4/1/51	1,500,000	1,473,674

Total Water & Sewer				18,378,744

TOTAL MUNICIPAL BONDS (Cost - $355,176,881)				350,180,757

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (h) - 2.6%
Special Tax Obligation - 1.5%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	5,455,000	5,367,730

Water & Sewer - 1.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,550,000	3,974,945

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (Cost - $9,262,598)				9,342,675

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $364,439,479)				359,523,432

SHORT-TERM INVESTMENTS - 0.5%
MUNICIPAL BONDS - 0.5%
General Obligations - 0.0%††
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	3.550%	3/1/48	100,000	100,000	(i)(j)

Housing: Multi-Family - 0.0%††
New York City, NY, HDC, Multi-Family Mortgage Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	3.750%	6/1/40	100,000	100,000	(i)(j)

Tax Allocation - 0.1%
New York City, NY, TFA, Future Tax Secured Revenue, Subseries A-4, Refunding, SPA - TD Bank N.A.	3.550%	11/1/29	500,000	500,000	(i)(j)

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2023 Quarterly Report	7

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 0.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	3.970%	6/15/48	$200,000	$200,000	(i)(j)
Second General Resolution, Series DD-1, Refunding, SPA - TD Bank N.A.	3.550%	6/15/43	1,100,000	1,100,000	(i)(j)

Total Water & Sewer				1,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,000,000)				2,000,000

TOTAL INVESTMENTS - 100.5% (Cost - $366,439,479)				361,523,432
TOB Floating Rate Notes - (1.4)%				(5,090,000)
Other Assets in Excess of Other Liabilities - 0.9%				3,141,063

TOTAL NET ASSETS - 100.0%				$359,574,495

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of June 30, 2023.

(f)	The maturity principal is currently in default as of June 30, 2023.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

8	Western Asset New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
GO	— General Obligation
HDC	— Housing Development Corporation
HUD	— Housing & Urban Development
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2023 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

10

Notes to Schedule of Investments (unaudited) (continued)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$350,180,757	—	$350,180,757
Municipal Bonds Deposited in Tender Option Bond Trust	—	9,342,675	—	9,342,675

Total Long-Term Investments	—	359,523,432	—	359,523,432

Short-Term Investments†	—	2,000,000	—	2,000,000

Total Investments	—	$361,523,432	—	$361,523,432

†	See Schedule of Investments for additional detailed categorizations.

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